Earnings Per Common Share (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in Thousands, Except Share Data)
Basic earnings per common share
Net income	$2,622	$2,179	$6,397	$6,040
Less: earnings allocated to participating securities	101	83	239	230
Basic earnings allocated to common shareholders	$2,521	$2,096	$6,158	$5,810

Weighted-average common shares outstanding, excluding participating securities	2,539,507	2,511,767	2,533,436	2,502,991

Basic earnings per common share	$0.99	$0.83	$2.43	$2.32

Diluted earnings per common share
Earnings allocated to common shareholders	$2,521	$2,096	$6,158	$5,810
Reallocation of undistributed earnings	—	(1)	—	—
Diluted earnings allocated to common shareholders	$2,521	$2,095	$6,158	$5,810

Weighted-average common shares outstanding, excluding participating securities	2,539,507	2,511,767	2,533,436	2,502,991
Dilutive effect of share-based awards	4,978	50	1,752	—
Weighted-average diluted common shares outstanding, excluding participating securities	2,544,485	2,511,817	2,535,188	2,502,991

Diluted earnings per common share	$0.99	$0.83	$2.43	$2.32